Subsequent Events (Details) - Subsequent Event [Member]	Jun. 24, 2026 shares
Subsequent Events [Line Items]
Remain unchanged shares	2,137,498
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Converted shares	75,000
Class A Ordinary Shares [Member] | Maximum [Member]
Subsequent Events [Line Items]
Converted shares	1,537,498
Class A Ordinary Shares [Member] | Minimum [Member]
Subsequent Events [Line Items]
Converted shares	1,462,498
Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Converted shares	75,000
Class B Ordinary Share [Member] | Maximum [Member]
Subsequent Events [Line Items]
Converted shares	600,000
Class B Ordinary Share [Member] | Minimum [Member]
Subsequent Events [Line Items]
Converted shares	675,000
Class B Ordinary Share [Member] | VL Prime Capital Limited [Member]
Subsequent Events [Line Items]
Converted shares	75,000